Segment Reporting - Information Regarding Results of Reportable Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Operating Segments [Line Items]
External revenue	$ 3,484,303	$ 3,477,576
External fuel surcharge	296,831	425,969
Total revenue	3,781,134	3,903,545	[1]
Operating income (loss)	416,567	382,868	[1]
Depreciation and amortization	299,229	295,747
Gain (loss) on sale of land and buildings	(6)	9
Gain (loss) on sale of assets held for sale	11,899	21,571
Gain on sale of business	306
Bargain purchase gain	4,008	8,014	[1]
Intangible assets	1,749,773	1,505,160	[2]	$ 1,393,854
Total assets	3,849,364	3,508,820	[2]
Total liabilities	2,059,187	2,349,528	[2]
Additions to property and equipment	142,814	263,698
Operating Segments | Package and Courier
Disclosure Of Operating Segments [Line Items]
External revenue	478,707	470,192
External fuel surcharge	47,393	65,515
Inter-segment revenue and fuel surcharge	3,055	3,903
Total revenue	529,155	539,610
Operating income (loss)	78,753	82,228
Depreciation and amortization	25,357	24,893
Gain (loss) on sale of assets held for sale	91	843
Intangible assets	193,288	190,135
Total assets	387,919	371,037
Total liabilities	123,970	119,642
Additions to property and equipment	17,304	13,404
Operating Segments | Less-Than-Truckload
Disclosure Of Operating Segments [Line Items]
External revenue	516,720	619,949
External fuel surcharge	66,144	99,538
Inter-segment revenue and fuel surcharge	6,371	7,761
Total revenue	589,235	727,248
Operating income (loss)	87,950	82,230
Depreciation and amortization	50,354	52,920
Gain (loss) on sale of land and buildings	(1)
Gain (loss) on sale of assets held for sale	(56)	8,509
Intangible assets	189,579	188,448
Total assets	593,653	595,806
Total liabilities	219,234	230,282
Additions to property and equipment	22,829	49,553
Operating Segments | Truckload
Disclosure Of Operating Segments [Line Items]
External revenue	1,569,835	1,645,025
External fuel surcharge	161,680	231,470
Inter-segment revenue and fuel surcharge	16,844	15,060
Total revenue	1,748,359	1,891,555
Operating income (loss)	206,346	192,172
Depreciation and amortization	188,979	182,817
Gain (loss) on sale of land and buildings		9
Gain (loss) on sale of assets held for sale	11,864	12,339
Gain on sale of business	306
Intangible assets	907,170	860,671
Total assets	2,100,900	2,067,191
Total liabilities	478,630	417,545
Additions to property and equipment	101,477	192,820
Operating Segments | Logistics
Disclosure Of Operating Segments [Line Items]
External revenue	919,041	742,410
External fuel surcharge	21,614	29,446
Inter-segment revenue and fuel surcharge	4,475	2,977
Total revenue	945,130	774,833
Operating income (loss)	84,459	57,447
Depreciation and amortization	33,429	33,597
Gain (loss) on sale of land and buildings	(5)
Bargain purchase gain	4,008
Intangible assets	457,098	262,691
Total assets	729,690	421,843
Total liabilities	226,218	128,013
Additions to property and equipment	760	2,224
Corporate
Disclosure Of Operating Segments [Line Items]
Operating income (loss)	(40,941)	(31,209)
Depreciation and amortization	1,110	1,520
Gain (loss) on sale of assets held for sale		(120)
Intangible assets	2,638	3,215
Total assets	37,202	52,943
Total liabilities	1,011,268	1,454,047
Additions to property and equipment	444	5,697
Eliminations
Disclosure Of Operating Segments [Line Items]
Inter-segment revenue and fuel surcharge	(30,745)	(29,701)
Total revenue	(30,745)	$ (29,701)
Total liabilities	$ (133)

[1]	Recasted for changes in presentation currency (see note 2c)) and mark-to-market gain (loss) on deferred share units presentation (see note 24)
[2]	Recasted for change in presentation currency (see note 2c))